Other Expenses	12 Months Ended
Jun. 30, 2024
Other Expenses [Abstract]
Other expenses
16.	Other expenses

	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Loss on disposal of plant and equipment	1	-	-	-
Others	60	-	5	1
	61	-	5	1